Income Taxes (tables)	12 Months Ended
Dec. 31, 2016
Income Taxes disclosure
Composition of income tax expense included in consolidated statement of income and shareholders' equity [Table Text Block]

(for the year ended December 31, in millions)	2016	2015	2014
Composition of income tax expense included in the consolidated statement of income
Current expense:
Federal	$899	$1,144	$1,216
Foreign	21	29	28
State	8	9	10
Total current tax expense	928	1,182	1,254

Deferred expense:
Federal	110	117	121
Foreign	1	2	22
Total deferred tax expense	111	119	143
Total income tax expense included in the consolidated statement of income	1,039	1,301	1,397

Composition of income tax expense (benefit) included in shareholders’ equity
Expense (benefit) relating to share-based compensation, the changes in unrealized gain on investments, unrealized loss on foreign exchange and other items in other comprehensive income	(289)	(448)	68
Total income tax expense included in the consolidated financial statements	$750	$853	$1,465

Effective tax rate [Table Text Block]

(for the year ended December 31, in millions)	2016	2015	2014
Income before income taxes
U.S.	$3,946	$4,621	$4,899
Foreign	107	119	190
Total income before income taxes	4,053	4,740	5,089
Effective tax rate
Statutory tax rate	35%	35%	35%
Expected federal income tax expense	1,419	1,659	1,781
Tax effect of:
Nontaxable investment income	(323)	(345)	(379)
Other, net	(57)	(13)	(5)
Total income tax expense	$1,039	$1,301	$1,397
Effective tax rate	26%	27%	27%

Deferred tax assets and liabilities [Table Text Block]

(at December 31, in millions)	2016	2015
Deferred tax assets
Claims and claim adjustment expense reserves	$664	$691
Unearned premium reserves	760	731
Compensation-related liabilities	268	326
Other	272	320
Total gross deferred tax assets	1,964	2,068
Less: valuation allowance	3	—
Adjusted gross deferred tax assets	1,961	2,068

Deferred tax liabilities
Deferred acquisition costs	604	580
Investments	592	867
Internally developed software	157	134
Other	143	191
Total gross deferred tax liabilities	1,496	1,772
Net deferred tax asset	$465	$296

Net operating loss amounts by jurisdiction and year of expiration [Table Text Block]
(in millions)	Amount	Year of expiration
Brazil	$8	None
United Kingdom	$106	None

Reconciliation of unrecognized tax benefits [Table Text Block]

(in millions)	2016	2015
Balance at January 1	$16	$23
Additions for tax positions of prior years	3	2
Reductions for tax positions of prior years	(6)	(9)
Additions based on tax positions related to current year	—	—
Balance at December 31	$13	$16